Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount, in Total and by Major Class of Intangible Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Branch network USD ($)	Mar. 31, 2012 Branch network INR	Mar. 31, 2011 Branch network INR	Mar. 31, 2012 Customer list USD ($)	Mar. 31, 2012 Customer list INR	Mar. 31, 2011 Customer list INR	Mar. 31, 2012 Core deposit USD ($)	Mar. 31, 2012 Core deposit INR	Mar. 31, 2011 Core deposit INR	Mar. 31, 2012 Favorable leases USD ($)	Mar. 31, 2012 Favorable leases INR	Mar. 31, 2011 Favorable leases INR
Acquired Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		16,002.0	16,002.0		8,335.0	8,335.0		2,710.0	2,710.0		4,414.0	4,414.0		543.0	543.0
Accumulated amortization		11,928.0	9,599.1		5,356.0	3,967.4		2,710.0	2,710.0		3,406.0	2,520.7		456.0	401.0
Net carrying amount	$ 80.1	4,074.0	6,402.9	$ 58.5	2,979.0	4,367.6	$ 0	0	0	$ 19.8	1,008.0	1,893.3	$ 1.8	87.0	142.0